FINANCIAL RISK MANAGEMENT - Interest rate risk profit (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (72,326.0)	Rp (64,189.0)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(21,260.0)	(14,281.0)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (22,822.0)	Rp (21,191.0)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 57.0
Equity change	(57.0)
Net income change	57.0
Net income change	Rp (57.0)